9. TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Transactions With Related Parties
9. TRANSACTIONS WITH RELATED PARTIES
9.1	Related Party Disclosures

Balances outstanding at period-end are not secured and are settled in cash. There are no guarantees granted or received for accounts receivable from or payable to related parties. As of December 31, 2018 and 2017, the Group has not recorded any material impairment of accounts receivable related to amounts owed by related parties. This evaluation is performed on an annual basis through an analysis of the related party’s financial position in the market in which the related party operates.

9.2	Controlling Group

The Controlling Group has the 39.17% of direct and indirect control of Viña Concha y Toro S.A. and subsidiaries.

Here below it is shown the legal persons that compose the Controlling Group, showing as “Others” those than have less than a 1% of control:

Inversiones Totihue S.A.	11.73%
Rentas Santa Bárbara S.A.	11.42%
Inversiones Quivolgo S.A.	4.38%
Inversiones GDF S.A.	3.21%
Inversiones La Gloria Ltda.	2.28%
Other	6.15%

The entities Rentas Santa Bárbara S.A. and Inversiones Totihue S.A. are closed Corporations, both 100% controlled directly or indirectly by the family Guilisasti Gana which is integrated by Mrs. Isabel Gana Morandé (ID No. 2.556.021-3), the brothers Eduardo Guilisasti Gana (ID No. 6.290.361-9), Rafael Guilisasti Gana (ID No. 6.067.826-K), Pablo Guilisasti Gana (ID No. 7.010.277-3) and sisters Isabel Guilisasti Gana (ID No. 7.010.269-2), Sara Guilisasti Gana (ID No. 7.010.280-3), and Josefina Guilisasti Gana (ID No.7.010.278-1) and the succession of Mr. José Guilisasti Gana (ID No. 7.010.293-3). The members of the family Guilisasti Gana exert its rights as legal persons or through investment companies which are totally owned by the same family. The concept “others” include companies and legal persons which correspond by 100%, directly and indirectly to the Guilisasti Gana family.

Inversiones Quivolgo S.A. is 100% owned by Mr. Alfonso Larraín Santa María (ID# 3.632.569-0) and by the family Larraín Vial, integrated by his spouse Teresa Vial Sánchez (ID# 4.300.060-8) and the brothers Felipe Larraín Vial (ID# 7.050.875-3), María Teresa Larraín Vial (ID# 10.165.925-9), Rodrigo Larraín Vial (ID# 10.165.924-0), María Isabel Larraín Vial (ID# 10.173.269-K) and Alfonso Larraín Vial (ID# 15.314.655-1). In addition, Inversiones La Gloria Ltda. is 100% controlled by the family Larraín Santa María, integrated by the brothers Alfonso Larraín Santa María, Andrés Larraín Santa María (ID# 4.330.116-0), Pilar Larraín Santa María (ID# 4.467.302-9), Gabriela Larraín Santa María (ID# 4.778.214-7) and Luz María Larraín Santa María (ID# 6.065.908-7).

The ownership of Inversiones GDF S.A. corresponds 100% to the family Fontecilla Lira, comprised by Mr. Mariano Fontecilla Lira (ID# 6.495.101-7), Rodrigo Fontecilla Lira (ID# 8.404.996-4), Enrique Fontecilla Lira (ID# 6.613.074-6) y Francisco Antonio Fontecilla Lira (ID# 8.671.675-5).

The concept “others” includes companies and legal persons which correspond by 100%, directly and indirectly to the Guilisasti Gana family, Mr. Alfonso Larrín Santa María and the Fontecilla Lira family.

There are no other natural persons or legal entities other than the Parent Group which own shares or rights which represent 10% or more of the Company’s capital, as well as other legal persons who own less than 10% and that in the aggregate with his spouse and/or relatives reach this percentage, either directly or through legal entities.

9.3	Key Management personnel

Key management personnel are those persons with authority and are responsible to plan, direct and control the Entity’s activities, either directly or indirectly, including any Board’s member (executive or not).

9.4	Senior Management Salaries

Managers and main executives are involved with an annual bonds plan through participation on incomes and goals achievements. The global remuneration of the Company’s main executives is as follows:

	From January 1	From January 1
Senior management remuneration	to December 31, 2018	to December 31, 2017
	ThCh$	ThCh$
Short-term employee benefits	6,562,202	21,876,904
Contract termination benefit	—	345,466
Total	6,562,202	22,222,370

9.5	Account receivable from related companies, current

Related party Tax ID No.	Related party name	Relationship	Type of currency	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	57,265	178,005
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	275,306	65,795
96.512.190-0	Fruticola Viconto S.A.	By director	Chilean peso	1,196	2,391
45-2968791	Excelsior Wine Company (1)	Associate	US dollar	—	8,642,503
0-E	VCT Japón	Associate	US dollar	67,035	53,434
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	2,089,772	2,327,988
78.968.020-5	Sociedad. Agricola. Santa María Ltda.	By manager	Chilean peso	—	49,869
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	—	220
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	90,403	314
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	351	59,165
Total				2,581,328	11,379,684

(1) On July 2, 2018, this company was fully acquired and now is an indirect subsidiary of Viña Concha y Toro S.A.

9.6	Current payables due to related parties

Related party Tax ID No.	Related party name	Relationship	Type of currency	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	904,622	1,172,595
90.950.000-1	Industria Corchera S.A.	Associate	Chilean peso	2,264,950	2,081,751
45-2968791	Excelsior Wine Company	Associate	US dollar	—	1,040,829
86.673.700-2	Agricolas Los Alamos Ltda.	By manager	Chilean peso	141,864	—
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	7,411	124,611
99.562.040-5	Los Boldos de Tapihue S.A.	By manager	Chilean peso	170,353	—
72.754.700-2	Fundación Instituto Profesional DUOC UC	By director	Chilean peso	—	989
76.088.641-6	Agricolas Las Pircas Ltda	By manager	Chilean peso	16,714	—
96.931.870-9	Viveros Guillaume Chile S.A.	By director	Chilean peso	292,515	286,253
76.021.221-0	Agricola Gabriela Ltda.	By director	Chilean peso	10,085	411
0-E	Digrans	Subsidiary shareholder	Mexican peso	1,727,916	2,212,603
0-E	Digsmer	Subsidiary shareholder	Mexican peso	—	13,782
76.599.450-0	Inversiones Santa Eliana S.A.	By director	Chilean peso	52,051	—
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	75,209	401,238
78.335.990-1	Comercial Greenvic S.A.	By director	Chilean peso	858	3,460
76.111.422-0	Spumante del Limarí S.A.	By director	Chilean peso	—	3,993
85.630.300-4	ST Computación	By manager	Chilean peso	72,417	11,624
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	—	1,517
78.968.020-5	Sociedad. Agricola. Santa María Ltda.	By manager	Chilean peso	35,393	—
0-E	VCT Japón	Associate	US dollar	914	4,122
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	291	179
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	4,079	1,822
Total				5,777,642	7,361,779

9.7	Non-current payables due to related parties

Related party Tax ID No.	Related party name	Relationship	Type of currency	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	300,937	292,555
Total				300,937	292,555

9.8	Detail of transactions with related parties by entity

This note presents transactions with associates and all other significant transactions with related parties, as well as all those operations involving purchases and sales of shares.

The amounts indicated as transactions in the enclosed chart, correspond to trade operations with related companies, which are performed under market conditions regarding price and payment terms.

There are no bad debt estimates which deduct balances receivables or guarantees related to such estimates.

Transactions and balances with the Group´s subsidiaries are eliminated from the consolidation.

				As of December 31, 2018		As of December 31, 2017
Related party Tax ID No.	Related party name	Relationship	Nature of the transaction	Transaction ThCh$	Effect in profit or loss ThCh$	Transaction ThCh$	Effect in profit or loss ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of raw material and products	225,055	23,155	61,433	52,220
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of services and other	86,076	86,076	900,364	765,341
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of raw material and products	1,729,869	—	69,140	(4,069)
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of services and other	861,845	(861,845)	4,772,302	(208,892)
86.673.700-2	Agrícola Los Alamos Ltda.	By manager	Purchase of raw material and products	764,677	—	—	—
90.950.000-1	Industria Corchera S.A.	Associate	Sale of raw material and products	—	—	115	96
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of raw material and products	5,874,821	—	5,308,213	(46,168)
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of services and other	—	—	2,387,842	(20,768)
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of raw material and products	487,107	402,132	351,187	293,842
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of services and other	2,261	2,261	59,302	49,619
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of raw material and products	738,932	—	726,788	(22,069)
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of services and other	29,246	(29,246)	77,815	(2,363)
76.021.221-0	Agricola Gabriela Ltda.	Associate	Purchase of raw materials and products	61,158	—	—	—
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Purchase of services and other	—	—	2,792	(1,275)
96.512.190-0	Frutícola Viconto S.A.	By director	Sale of services and other	12,056	12,056	13,100	12,000
96.512.190-0	Frutícola Viconto S.A.	By director	Purchase of raw material and products	65,826	—	—	—
85.201.700-7	Agrícola Alto Quitralmán Ltda.	By director	Purchase of raw materials and other	1,112,581	—	384
70.017.820-K	Camara de Comercio de Stgo	By director	Purchase of services and other	9,712	(9,712)	27	(27)
45-2968791	Excelsior Wine Company (*)	Associate	Sale of raw materials and products	14,568,625	6,181,772	5,175,628	5,175,640
45-2968791	Excelsior Wine Company (*)	Associate	Purchase of services and other	285,609	(285,609)	717,641	(717,641)
0-E	Digrans	Subsidiary shareholder	Sale of raw materials and products	12,982,789	5,904,677	313,489	312,512
0-E	Digrans	Subsidiary shareholder	Purchase of services and other	—	—	16,034	(16,034)
99.527.300-4	Southern Brewing Company S.A.	Associate	Purchase of raw materials and products	—	—	3,125,732	(81,694)
821482783RT0001	Escalade Wines & Spirits	Associate	Sale of raw materials and products	3,597,207	2,105,514	510,374	507,219
821482783RT0001	Escalade Wines & Spirits	Associate	Purchase of services and other	551,507	(551,507)	659,608	(659,608)
01112-01-017295	VCT Japón	Associate	Sale of raw materials and products	234,647	107,580	96,086	96,086
01112-01-017295	VCT Japón	Associate	Purchase of services and other	2,237	(2,237)	58	(58)
85.630.300-4	ST Computación	By manager	Purchase of services and other	132,541	(132,541)	194,969	(81,292)
78.335.990-1	Comercial Greenvic S.A.	By director	Sale of raw materials and products	479,773	117,902	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Sale of services and other	240,366	240,366	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Purchase of raw materials and products	1,796	—	233	(107)
78.335.990-1	Comercial Greenvic S.A.	By director	Purchase of services and other	—	—	6,135	(2,802)
96.931.870-9	Viveros Guillaume	By manager	Purchase of raw materials and products	589,073	—	659,903	(254,077)
76.088.641-6	Agricolas Las Pircas Ltda	Por Director	Purchase Materias Primas y Productos	67,868	—	—	—

(*)       Corresponds to movements from January 1 up to the Company’s takeover.